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							File Number: 002-25980
                                       	      Filed Pursuant to Rule 497(e) of
					       	    the Securities Act of 1933

							       January 1, 2021


                                  PIONEER FUND


	SUPPLEMENT TO THE PROSPECTUS, SUMMARY PROSPECTUS AND STATEMENT
             OF ADDITIONAL INFORMATION, EACH DATED MAY 1, 2020

Effective January 1, 2021, Amundi US is making the following change regarding the fund's expenses.

NEW EXPENSE LIMITATION

The fund's new expense limitation is:

Class Y shares - 0.61%

Amundi US has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) to the extent required to reduce fund expenses to the above amounts. This expense limitation will be in effect through May 1, 2022.

















                                                                   32392-00-1220
                                     (Copyright)2021 Amundi Distributor US, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC